Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Instruments [Abstract]
Schedule of Long-term Debt Instruments
The following table presents the carrying amounts and estimated fair values of the Company’s total indebtedness at December 31, 2014 and December 31, 2013 (in thousands):

	December 31, 2014		December 31, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
1.75% Convertible Senior Subordinated Notes due 2015	$98,818		$379,500
Unamortized discount on 1.75% Convertible Senior Subordinated Notes due 2015	(1,759)		(34,079)
1.75% Convertible Senior Subordinated Notes due 2015, net	$97,059	$98,317	$345,421	$372,481
7.00% Senior Notes due 2019	499,875	522,813	500,000	536,563
7.00% Senior Notes due 2020	$400,000		$400,000
Unamortized initial purchaser’s discount	(2,338)		(2,800)
7.00% Senior Notes due 2020, net	$397,662	422,250	$397,200	430,500
7.25% Senior Notes due 2022	400,000	429,278	400,000	431,750
5.75% Senior Notes due 2022	700,000	707,000	700,000	703,500
5.375% Senior Notes due 2023	750,000	735,469	—	—
Term Loan A Facility Due 2019	1,069,063	1,062,889	—	—
Term Loan B Facility Due 2021	421,812	409,685	—	—
Term Loan A Facility Due 2018	—	—	1,335,469	1,335,345
Term Loan B Facility Due 2018	—	—	60,550	60,686
Other debt	22,822	22,886	133	133
Total long-term debt, net	$4,358,293	$4,410,587	$3,738,773	$3,870,958
Less current portion, net	155,937	154,226	414,929	441,989
Total long-term debt, less current portion, net	$4,202,356	$4,256,361	$3,323,844	$3,428,969

Debt Instrument [Line Items]
Schedule of Maturities of Long-term Debt	Maturities on long-term debt for each of the next 5 years as of December 31, 2014 are as follows (in thousands):

December 31, 2014
2015	$157,695
2016	$82,229
2017	$109,946
2018	$155,500
2019	$1,191,625

7.00% Senior Notes due 2019
Debt Instrument [Line Items]
Outstanding Principal Balance Of Non Recourse Notes Percentage
On or after July 15, 2015, the issuers may on any one or more occasions redeem all or a part of the 2019 Notes at the redemption prices (expressed as percentages of principal amount) set forth below, plus accrued and unpaid interest and additional interest, if any, if redeemed during the twelve-month period beginning on July 15 of the years indicated below:

Payment Dates (between indicated dates)	Redemption Percentage
From July 15, 2015 to and including July 14, 2016	103.500%
From July 15, 2016 to and including July 14, 2017	101.750%
From July 15, 2017 and thereafter	100.000%

7.00% Senior Notes due 2020
Debt Instrument [Line Items]
Outstanding Principal Balance Of Non Recourse Notes Percentage
On or after December 15, 2015, the issuers may on any one or more occasions redeem all or a part of the 2020 Notes at the redemption prices (expressed as percentages of principal amount) set forth below, plus accrued and unpaid interest and additional interest, if any, if redeemed during the twelve-month period beginning on December 15 of the years indicated below:

Payment Dates (between indicated dates)	Redemption Percentage
From December 15, 2015 to and including December 14, 2016	103.500%
From December 15, 2016 to and including December 14, 2017	102.333%
From December 15, 2017 to and including December 14, 2018	101.167%
From December 15, 2018 and thereafter	100.000%

7.25% Senior Notes due 2022
Debt Instrument [Line Items]
Outstanding Principal Balance Of Non Recourse Notes Percentage
On or after July 15, 2016, the issuers may on any one or more occasions redeem all or a part of the 2022 Notes—7.25% at the redemption prices (expressed as percentages of principal amount) set forth below, plus accrued and unpaid interest and additional interest, if any, if redeemed during the twelve-month period beginning on July 15 of the years indicated below:

Payment Dates (between indicated dates)	Redemption Percentage
From July 15, 2016 to and including July 14, 2017	103.625%
From July 15, 2017 to and including July 14, 2018	102.417%
From July 15, 2018 to and including July 14, 2019	101.208%
From July 15, 2019 and thereafter	100.000%

5.75% Senior Notes due 2022
Debt Instrument [Line Items]
Outstanding Principal Balance Of Non Recourse Notes Percentage
On or after January 15, 2017, the Endo Finance Issuers may on any one or more occasions redeem all or a part of the 2022 Notes—5.75%, at the redemption prices (expressed as percentages of principal amount) set forth below, plus accrued and unpaid interest and additional interest, if any, if redeemed during the twelve-month period beginning on January 15 of the years indicated below:

Payment Dates (between indicated dates)	Redemption Percentage
From January 15, 2017 to and including January 14, 2018	104.313%
From January 15, 2018 to and including January 14, 2019	102.875%
From January 15, 2019 to and including January 14, 2020	101.438%
From January 15, 2020 and thereafter	100.000%

5.375% Senior Notes due 2023
Debt Instrument [Line Items]
Outstanding Principal Balance Of Non Recourse Notes Percentage
On or after July 15, 2017, the Endo Finance Issuers may on any one or more occasions redeem all or a part of the 2023 Notes, at the redemption prices (expressed as percentages of principal amount) set forth below, plus accrued and unpaid interest and additional interest, if any, if redeemed during the twelve-month period beginning on July 15 of the years indicated below:

Payment Dates (between indicated dates)	Redemption Percentage
From July 15, 2017 to and including July 14, 2018	104.031%
From July 15, 2018 to and including July 14, 2019	102.688%
From July 15, 2019 to and including July 14, 2020	101.344%
From July 15, 2020 and thereafter	100.000%